Restatement of Financial Statements - Schedule of Unaudited Quarterly Financial Information for Restatement and Revision of Unaudited Condensed Statement of Cash Flows (Details) - USD ($)	2 Months Ended	3 Months Ended				5 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2020	Dec. 31, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net loss		$ (51,325,000)			$ (2,771,000)		$ (296,685,000)	$ (6,200,000)	$ (30,419,000)	$ (11,467,000)
Net cash used in operating activities							(28,343,000)	(12,109,000)	(16,645,000)	(6,675,000)
Net cash used in investing activities							(288,000)	(464,000)	(502,000)	(851,000)
Net cash provided by financing activities							31,548,000	4,792,000	4,722,000	22,254,000
Net change in cash							2,917,000	$ (7,781,000)	$ (12,425,000)	$ 14,728,000
ACON S2 Acquisition Corp [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net loss	$ (777,344)	$ (3,929,818)	$ (6,784,606)	$ 9,238,963		$ (3,294,265)	(1,475,461)
Adjustments to reconcile net loss to net cash used in operating activities	751,490					2,601,436
Net cash used in operating activities	(26,800)					(976,685)	(468,896)
Net cash used in investing activities	(250,000,000)					(250,000,000)
Net cash provided by financing activities	251,773,258					251,446,758
Net change in cash	1,746,458					470,073	$ (468,896)
Previously Reported [Member] | ACON S2 Acquisition Corp [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net loss	(41,854)					(704,375)
Adjustments to reconcile net loss to net cash used in operating activities	16,000					11,546
Net cash used in operating activities	(26,800)					(976,685)
Net cash used in investing activities	(250,000,000)					(250,000,000)
Net cash provided by financing activities	251,773,258					251,446,758
Net change in cash	1,746,458					470,073
Revision of Prior Period, Adjustment [Member] | ACON S2 Acquisition Corp [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net loss	(735,490)					(2,589,890)
Adjustments to reconcile net loss to net cash used in operating activities	$ 735,490					$ 2,589,890